Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	SFr 1	SFr 1
Right-of-use assets	505,270	564,714
Intangible assets	15,851,501	14,314,877
Other non-current financial assets	195,421	199,105
Total non-current assets	16,552,193	15,078,697
Current assets
Inventories	146,366	839,221
Trade receivables	182,167	21,746
Other receivables	444,034	671,340
Prepayments	782,469	1,575,126
Cash and cash equivalents	372,647	984,191
Total current assets	1,927,683	4,091,624
Total assets	18,479,876	19,170,321
Equity
Share capital	170,643	149,643
Share premium	190,108,850	188,511,476
Foreign currency translation reserve	(1,408)	62,069
Accumulated deficit	(182,602,921)	(175,686,937)
Total shareholders’ equity attributable to owners of the Company	7,675,164	13,036,251
Non-current liabilities
Derivative financial instruments		1,233
Non-current lease liabilities	403,015	461,485
Employee benefits	515,174	668,319
Deferred tax liabilities	95,999	142,484
Total non-current liabilities	1,014,188	1,273,521
Current liabilities
Loan	4,701,906
Derivative financial instruments	284
Current lease liabilities	116,040	114,251
Trade and other payables	3,164,754	3,697,723
Accrued expenses	1,807,540	1,048,575
Total current liabilities	9,790,524	4,860,549
Total liabilities	10,804,712	6,134,070
Total equity and liabilities	SFr 18,479,876	SFr 19,170,321